================================================================================
                               PRESIDENT'S LETTER                             1
================================================================================


TO OUR PARTICIPANTS:

We are pleased to present the December 31, 1997, Annual Report to Contract Owners for Separate Account A of The Variable Annuity Life Insurance Company. A summary of the change in unit value for each fund and each product series (Portfolio Director 1, Portfolio Director 2, Independence Plus, Group Unit Purchase and Impact) appears on page two.

During 1997 equity markets produced returns well above those of 1996. The stock market, as measured by the Standard & Poor's 500 Index (S&P 500(R)) had a total return of 33.36%. The mid-sized companies followed closely, with the Standard & Poor's MidCap 400 (MidCap 400) earning 32.24% and the Russell 2000(R) producing 22.36%.

The average mutual fund returns showed greater variability than that evidenced by the broader averages. In the large capitalization area, growth and value were rather close with one year returns of 26.45% and 26.60% respectively. However, the mid-cap sector experienced wide variability with growth returning 15.53% and value returning 26.80%. A somewhat similar experience occurred in the small-cap arena where growth funds provided average returns of 14.42% while the value sector returned 27.75%. The orientation of any specific fund was a major factor in the performance differences.

The yield on the 30-year treasury bond opened the year at 6.64% and rose during the spring on fears the strengthening economy would force the Federal Reserve
(Fed) to push up short-term rates. On March 25, the Fed raised the Fed Funds rate 0.25%; subsequently on April 14, the 30-year T-bond yield hit 7.17%. Later in April, as fears of further rate hikes subsided and inflation fell, yields began to fall and bond prices rose.

The second half of the year, marked by low inflation and little fear of Fed action, was a good period for the fixed-income investor. A strong dollar, aided by the turmoil and uncertainty in Asia, encouraged investors to flee to the safety of U.S. bonds.

The European markets were positive throughout the year as home market and cross border mergers boosted returns and dollar-sensitive exporters had strong sales and profits. Asian markets were decimated in the fourth quarter as a fearsome currency, banking and debtor crisis started in Thailand and spread to most Pacific Rim economies.

Throughout the developed world international bond prices rallied and yields declined to thirty year lows. Inflation was minimal and most nations pursued sound fiscal policy. The Asian crisis helped as investors bought high quality government bonds as a safe haven asset allocation.

If you have any questions about your contract or this report, we would be happy to hear from you.



                                  Respectfully,

                                  /s/ THOMAS L. WEST, JR.

                                  Thomas L. West, Jr., President and CEO
                                  The Variable Annuity Life Insurance Company



February 6, 1998



This report is not authorized for distribution as advertising or sales literature. This report is published exclusively for the information of the variable annuity contract owners of the Company in accordance with section 30
(d) of the Investment Company Act of 1940.

"S&P 500(R)" and "Standard & Poor's MidCap 400 Index" are trademarks Of
Standard & Poor's Corporation (S&P). The Stock Index Fund and MidCap Index Fund are not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the funds. The Russell 2000(R) Index is a trademark / service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

================================================================================
2                              PRESIDENT'S LETTER
================================================================================


                                                                                                                ONE YEAR
                                                                                                              TOTAL RETURNS
                                                     GROUP                            PORTFOLIO  PORTFOLIO   FOR YEAR ENDING
                                                     UNIT               INDEPENDENCE  DIRECTOR   DIRECTOR      DECEMBER 31,
                                                   PURCHASE    IMPACT       PLUS          1          2      ------------------
                                                   DIVISION   DIVISION    DIVISION    DIVISION   DIVISION   1997          1996
-------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL GROWTH
   AGSPC International Equities Fund...........       --          --         11          11          --      1.18%        5.75%
   Putnam Global Growth Fund...................       --          --         --          --          28     12.20        15.37
   Templeton Foreign Fund......................       --          --         --          --          32      5.57        16.74
   Templeton International Fund................       --          --         --          20          --     12.54        22.50

AGGRESSIVE GROWTH
   AGSPC Science & Technology Fund.............       --          --         --          17          17      1.57        12.68
   AGSPC Small Cap Index Fund..................       --          --         14          14          --     21.18        15.57
   Dreyfus Small Cap Portfolio.................       --          --         --          18          --     15.37        15.14
   Putnam New Opportunities Fund...............       --          --         --          --          26     21.31         9.70
   Putnam OTC & Emerging Growth Fund...........       --          --         --          --          27      9.08         3.53

GROWTH
   AGSPC Growth Fund...........................       --          --         --          15          15     19.80        18.18
   AGSPC MidCap Index Fund.....................       --           4          4           4          --     30.45        17.61
   American Century -
      Twentieth Century Ultra Fund.............       --          --         --          --          31     21.74        12.43
   Founders Growth Fund........................       --          --         --          --          30     25.25        15.35

GROWTH & INCOME
   AGSPC Growth & Income Fund..................       --          --         --          16          --     22.60        22.10
   AGSPC Social Awareness Fund.................       --          --         12          12          12     32.52        22.75
   AGSPC Stock Index Fund .....................    10A, 10B       10D        10C         10C         10C    31.77        21.53
   Neuberger&Berman Guardian Trust.............       --          --         --          --          29     16.66        16.54
   Scudder Growth and Income Fund..............       --          --         --          --          21     28.80        20.63
   Vanguard/Windsor II.........................       --          --         --          --          24     30.70        22.56

BALANCED GROWTH - INTERNATIONAL
   Templeton Asset Allocation Fund.............       --          --         --          19          --     14.07        17.40

BALANCED GROWTH - DOMESTIC
   AGSPC Asset Allocation Fund.................       --           5          5           5          --     21.40         9.99
   Vanguard/Wellington Fund....................       --          --         --          --          25     21.65        14.69

CURRENT INCOME
   AGSPC Intl Government Bond Fund.............       --          --         13          13          13     (5.79)        3.36

CURRENT INCOME & CAPITAL PRESERVATION
   AGSPC Capital Conservation Fund.............       --           1          7           7          --      7.49         0.75
   AGSPC Government Securities Fund............       --          --          8           8          --      7.83         0.90
   Vanguard Fixed Income Securities Fund -
      Long-Term Corporate Portfolio............       --          --         --          --          22     12.32        (0.72)
   Vanguard Fixed Income Securities Fund -
      Long-Term U. S. Treasury Portfolio.......       --          --         --          --          23     12.44        (3.08)

LIQUIDITY & CAPITAL PRESERVATION
   AGSPC Money Market Fund.....................       --           2          6           6           6      4.13         3.97



The total returns displayed show value after all management, administration fees and fund expenses and do not include potential sales charges or maintenance fees, if applicable. For total return information over a longer period, see the Portfolio Director 1 and 2 prospectuses. The performance shown represents past performance. The principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Past performance does not guarantee future returns.

================================================================================
                              FINANCIAL STATEMENTS                            3
================================================================================


STATEMENT OF NET ASSETS
December 31, 1997

ASSETS:                                                               ALL DIVISIONS
                                                                     ---------------
Total investment in shares of mutual funds, at market
   (cost $8,087,103,381) ........................................    $10,324,166,205
Balance due from VALIC general account ..........................          3,148,203
                                                                     ---------------
NET ASSETS ......................................................    $10,327,314,408
                                                                     ===============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts
         (Net of applicable contract loans-- partial
          withdrawals with right of reinvestment) ...............    $10,307,955,440
Reserves for annuity contracts on benefit .......................         19,358,968
                                                                     ---------------
TOTAL CONTRACT OWNER RESERVES ...................................    $10,327,314,408
                                                                     ===============



STATEMENT OF OPERATIONS
For the year ended December 31, 1997

INVESTMENT INCOME:                                                    ALL DIVISIONS
                                                                     ---------------
Dividends from mutual funds .....................................    $   121,206,942
                                                                     ---------------


EXPENSES:
Mortality and expense charges ...................................         92,522,835
Reimbursement of expenses (Note C) ..............................         (2,073,989)
                                                                     ===============
         Total expenses .........................................         90,448,846
                                                                     ===============
NET INVESTMENT INCOME ...........................................         30,758,096
                                                                     ---------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments ................................        161,505,567
Capital gains distributions from mutual funds ...................        289,703,358
Net unrealized appreciation of investments during the year ......      1,001,756,337
                                                                     ===============
         Net realized and unrealized gain on investments ........      1,452,965,262
                                                                     ===============
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................    $ 1,483,723,358
                                                                     ===============


STATEMENTS OF CHANGES IN NET ASSETS                                                                      ALL DIVISIONS
                                                                                              -------------------------------------
                                                                                                    1997                 1996
                                                                                              ----------------     ----------------
OPERATIONS:
Net investment income ....................................................................    $     30,758,096     $     31,159,663
Net realized gain on investments .........................................................         161,505,567           96,618,063
Capital gains distributions from mutual funds ............................................         289,703,358          175,625,286
Net unrealized appreciation of investments during the year ...............................       1,001,756,337          539,282,575
                                                                                              ----------------     ----------------
         Increase in net assets resulting from operations ................................       1,483,723,358          842,685,587
                                                                                              ================     ================

PRINCIPAL TRANSACTIONS:
Purchase payments ........................................................................       1,798,552,034        1,307,543,093
Surrenders of accumulation units by terminations, withdrawals, and maintenance fees ......        (328,105,329)        (210,060,345)
Annuity benefit payments .................................................................          (2,273,125)          (1,897,648)
Amounts transferred from VALIC general account ...........................................         518,857,110          647,659,402
                                                                                              ----------------     ----------------
         Increase in net assets resulting from principal transactions ....................       1,987,030,690        1,743,244,502
                                                                                              ----------------     ----------------
TOTAL INCREASE IN NET ASSETS .............................................................       3,470,754,048        2,585,930,089
                                                                                              ================     ================

NET ASSETS:
Beginning of year ........................................................................       6,856,560,360        4,270,630,271
                                                                                              ----------------     ----------------
End of year ..............................................................................    $ 10,327,314,408     $  6,856,560,360
                                                                                              ================     ================

SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
4                             FINANCIAL STATEMENTS
================================================================================



                                                                    AGSPC            PUTNAM
                                                                INTERNATIONAL        GLOBAL          TEMPLETON        TEMPLETON
STATEMENTS OF NET ASSETS                                          EQUITIES           GROWTH           FOREIGN        INTERNATIONAL
December 31, 1997                                                   FUND              FUND              FUND             FUND
                                                                 DIVISION 11       DIVISION 28       DIVISION 32      DIVISION 20
                                                                -------------     -------------     -------------    -------------
ASSETS:
Investment in shares of mutual funds, at market ............    $ 152,510,209     $  58,836,553     $ 180,677,558    $ 731,342,182
Balance due (to) from VALIC general account ................         (509,427)           (2,145)          174,443       (1,602,995)
                                                                -------------     -------------     -------------    -------------
NET ASSETS .................................................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with
   right of reinvestment) ..................................    $ 151,837,305     $  58,803,197     $ 180,817,115    $ 729,577,415
Reserves for annuity contracts on benefit ..................          163,477            31,211            34,886          161,772
                                                                -------------     -------------     -------------    -------------
TOTAL CONTRACT OWNER RESERVES ..............................    $ 152,000,782     $  58,834,408     $ 180,852,001    $ 729,739,187
                                                                =============     =============     =============    =============


                                                                AMERICAN CENTURY -                      AGSPC              AGSPC
                                                                   TWENTIETH        FOUNDERS           GROWTH &            SOCIAL
STATEMENTS OF NET ASSETS                                         CENTURY ULTRA       GROWTH             INCOME           AWARENESS
December 31, 1997                                                    FUND             FUND               FUND               FUND
                                                                  DIVISION 31       DIVISION 30       DIVISION 16       DIVISION 12
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 123,498,148     $ 170,135,993     $ 256,933,935     $ 243,460,767
Balance due (to) from VALIC general account ................           270,241           332,238           162,040           119,205
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of
   applicable contract loans -- partial withdrawals
   with right of reinvestment) .............................     $ 123,739,369     $ 170,431,273     $ 257,042,890     $ 243,534,821
Reserves for annuity contracts on benefit ..................            29,020            36,958            53,085            45,151
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 123,768,389     $ 170,468,231     $ 257,095,975     $ 243,579,972
                                                                 =============     =============     =============     =============

                                                                                       AGSPC                                AGSPC
STATEMENTS OF NET ASSETS                                            TEMPLETON          ASSET           VANGUARD/       INTERNATIONAL
December 31, 1997                                               ASSET ALLOCATION    ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND              FUND              FUND            BOND FUND
                                                                  DIVISION 19        DIVISION 5       DIVISION 25       DIVISION 13
                                                                 -------------     -------------     -------------     -------------
ASSETS:
Investment in shares of mutual funds, at market ............     $ 316,804,111     $ 184,445,969     $ 155,754,286     $ 166,189,923
Balance due (to) from VALIC general account ................            70,174           132,023           290,261             9,834
                                                                 -------------     -------------     -------------     -------------
NET ASSETS .................................................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============

CONTRACT OWNER RESERVES:
Reserves for redeemable annuity contracts (Net of applicable contract loans -- partial withdrawals with right of
   reinvestment) ...........................................     $ 316,576,446     $ 184,488,524     $ 156,028,597     $ 166,177,986
Reserves for annuity contracts on benefit ..................           297,839            89,468            15,950            21,771
                                                                 -------------     -------------     -------------     -------------
TOTAL CONTRACT OWNER RESERVES ..............................     $ 316,874,285     $ 184,577,992     $ 156,044,547     $ 166,199,757
                                                                 =============     =============     =============     =============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             5
================================================================================


     AGSPC               AGSPC                                 PUTNAM           PUTNAM OTC &                              AGSPC
   SCIENCE &           SMALL CAP           DREYFUS              NEW              EMERGING              AGSPC              MIDCAP
  TECHNOLOGY             INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH              INDEX
     FUND                FUND             PORTFOLIO             FUND               FUND                FUND                FUND
  DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27        DIVISION 15          DIVISION 4
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  911,151,116      $  230,728,350      $  850,402,328      $  164,603,317     $   97,480,884      $  941,261,746     $  730,544,269
    (1,489,662)           (659,600)           (578,020)            233,261            (24,754)            161,723             69,416
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


$  909,365,168      $  229,944,880      $  849,635,667      $  164,825,889     $   97,416,344      $  941,014,035     $  730,300,161
       296,286             123,870             188,641              10,689             39,786             409,434            313,524
--------------      --------------      --------------      --------------     --------------      --------------     --------------
$  909,661,454      $  230,068,750      $  849,824,308      $  164,836,578     $   97,456,130      $  941,423,469     $  730,613,685
==============      ==============      ==============      ==============     ==============      ==============     ==============


                                                                                NEUBERGER&          SCUDDER
                                                                                  BERMAN           GROWTH AND
                         AGSPC STOCK INDEX FUND                                  GUARDIAN            INCOME             VANGUARD/
-------------------------------------------------------------------------          TRUST              FUND             WINDSOR II
 DIVISION 10A        DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29        DIVISION 21         DIVISION 24
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  470,449,397      $   36,956,225      $2,310,257,611     $   49,705,360      $   46,258,362     $  135,121,244     $  275,114,738
      (666,014)            (10,194)             69,889            (32,333)             48,461            263,157            282,461
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


$  456,754,846      $   35,140,766      $2,308,562,536     $   49,487,144      $   46,292,017     $  135,309,549     $  275,307,672
    13,028,537           1,805,265           1,764,964            185,883              14,806             74,852             89,527
--------------      --------------      --------------     --------------      --------------     --------------     --------------
$  469,783,383      $   36,946,031      $2,310,327,500     $   49,673,027      $   46,306,823     $  135,384,401     $  275,397,199
==============      ==============      ==============     ==============      ==============     ==============     ==============


                                                             VANGUARD           VANGUARD
                                           AGSPC           FIXED INCOME       FIXED INCOME
                                        GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
 AGSPC CAPITAL CONSERVATION FUND        SECURITIES        L/T CORPORATE    L/T U.S. TREASURY           AGSPC MONEY MARKET FUND
---------------------------------          FUND              PORTFOLIO         PORTFOLIO         ---------------------------------
  DIVISION 1         DIVISION 7         DIVISION 8         DIVISION 22        DIVISION 23          DIVISION 2          DIVISION 6
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,412,016     $   55,381,861     $   88,209,203      $   20,418,430     $   23,933,498      $    4,526,778     $  134,659,838
        15,510             36,867            (41,915)             21,619           (295,284)             52,979          6,244,744
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============


$    6,422,800     $   55,418,728     $   88,167,288      $   20,440,049     $   23,628,181      $    4,579,757     $  140,887,025
         4,726                 --                 --                  --             10,033                  --             17,557
--------------     --------------     --------------      --------------     --------------      --------------     --------------
$    6,427,526     $   55,418,728     $   88,167,288      $   20,440,049     $   23,638,214      $    4,579,757     $  140,904,582
==============     ==============     ==============      ==============     ==============      ==============     ==============

================================================================================
6                             FINANCIAL STATEMENTS
================================================================================



                                                                 AGSPC              PUTNAM
STATEMENTS OF OPERATIONS                                      INTERNATIONAL         GLOBAL            TEMPLETON          TEMPLETON
For the year ended December 31, 1997                            EQUITIES            GROWTH             FOREIGN         INTERNATIONAL
                                                                  FUND               FUND               FUND               FUND
                                                               DIVISION 11        DIVISION 28         DIVISION 32       DIVISION 20
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $  3,295,464       $  1,207,561       $  4,714,678       $ 15,319,152
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................         1,749,279            476,142          1,434,900          8,274,446
Reimbursement of expenses (Note C) ......................                --            (94,544)          (286,433)                --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................         1,749,279            381,598          1,148,467          8,274,446
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................         1,546,185            825,963          3,566,211          7,044,706
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments .................         8,844,811            172,968            180,290         24,143,886
Capital gains distributions from mutual funds ...........         4,593,062          9,300,593         12,359,374          6,157,699
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (11,693,489)        (7,591,166)       (16,286,999)        33,826,345
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain (loss) on investments ..         1,744,384          1,882,395         (3,747,335)        64,127,930
                                                               ------------       ------------       ------------       ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  3,290,569       $  2,708,358       $   (181,124)      $ 71,172,636
                                                               ============       ============       ============       ============


                                                             AMERICAN CENTURY -                         AGSPC               AGSPC
STATEMENTS OF OPERATIONS                                         TWENTIETH          FOUNDERS          GROWTH &             SOCIAL
For the year ended December 31, 1997                           CENTURY ULTRA         GROWTH            INCOME             AWARENESS
                                                                   FUND               FUND              FUND                FUND
                                                                DIVISION 31        DIVISION 30       DIVISION 16         DIVISION 12
                                                               ------------       ------------       ------------       ------------
INVESTMENT INCOME:
Dividends from mutual funds .............................      $     46,196       $    679,687       $  1,001,521       $  1,994,870
                                                               ------------       ------------       ------------       ------------

EXPENSES:
Mortality and expense risk charge .......................           807,995          1,135,755          2,207,637          1,713,350
Reimbursement of expenses (Note C) ......................          (128,556)          (226,231)                --                 --
                                                               ------------       ------------       ------------       ------------
   Total expenses .......................................           679,439            909,524          2,207,637          1,713,350
                                                               ------------       ------------       ------------       ------------
NET INVESTMENT INCOME (LOSS) ............................          (633,243)          (229,837)        (1,206,116)           281,520
                                                               ------------       ------------       ------------       ------------

REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:
Net realized gain on investments ........................           316,651            270,661          3,270,580          1,158,707
Capital gains distributions from mutual funds ...........        24,559,704         21,678,474          2,863,622          9,560,562
Net unrealized appreciation (depreciation)
   of investments during the year .......................       (16,326,801)        (6,466,051)        38,217,716         33,369,211
                                                               ------------       ------------       ------------       ------------
Net realized and unrealized gain on investments .........         8,549,554         15,483,084         44,351,918         44,088,480
                                                               ------------       ------------       ------------       ------------
INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ............................      $  7,916,311       $ 15,253,247       $ 43,145,802       $ 44,370,000
                                                               ============       ============       ============       ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             7
================================================================================



     AGSPC              AGSPC                                 PUTNAM           PUTNAM OTC &                                AGSPC
   SCIENCE &          SMALL CAP           DREYFUS               NEW              EMERGING             AGSPC               MIDCAP
  TECHNOLOGY            INDEX            SMALL CAP         OPPORTUNITIES         GROWTH              GROWTH                INDEX
    FUND                FUND             PORTFOLIO             FUND                FUND                FUND                FUND
 DIVISION 17         DIVISION 14        DIVISION 18         DIVISION 26         DIVISION 27         DIVISION 15          DIVISION 4
-------------       -------------      -------------       -------------       -------------       -------------       -------------
$          --       $   2,345,234      $     905,477       $          --       $          --       $     301,605       $   6,916,070
-------------       -------------      -------------       -------------       -------------       -------------       -------------


    8,359,405           2,023,765          9,406,874           1,313,649             899,240           7,852,023           6,380,871
           --                  --           (624,143)           (261,355)           (179,227)                 --                  --
-------------       -------------      -------------       -------------       -------------       -------------       -------------
    8,359,405           2,023,765          8,782,731           1,052,294             720,013           7,852,023           6,380,871
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   (8,359,405)            321,469         (7,877,254)         (1,052,294)           (720,013)         (7,550,418)            535,199
-------------       -------------      -------------       -------------       -------------       -------------       -------------



   27,202,326           7,403,801         10,514,976             242,887             (47,363)          6,207,654          19,471,600
           --          17,477,318         47,781,324           3,494,327                  --          15,041,175          39,891,431

  (11,571,856)         13,195,192         56,534,602          18,445,868           8,912,297         132,575,644         109,426,279
-------------       -------------      -------------       -------------       -------------       -------------       -------------
   15,630,470          38,076,311        114,830,902          22,183,082           8,864,934         153,824,473         168,789,310
-------------       -------------      -------------       -------------       -------------       -------------       -------------

$   7,271,065       $  38,397,780      $ 106,953,648       $  21,130,788       $   8,144,921       $ 146,274,055       $ 169,324,509
=============       =============      =============       =============       =============       =============       =============


                                                                             NEUBERGER &           SCUDDER
                                                                               BERMAN             GROWTH AND
                         AGSPC STOCK INDEX FUND                               GUARDIAN              INCOME            VANGUARD/
-----------------------------------------------------------------------         TRUST                FUND             WINDSOR II
DIVISION 10A       DIVISION 10B        DIVISION 10C       DIVISION 10D        DIVISION 29         DIVISION 21         DIVISION 24
-------------      -------------       -------------      -------------      -------------       -------------       -------------
$   6,376,307      $     509,353       $  28,785,179      $     696,438      $     163,304       $   1,817,754       $   4,925,455
-------------      -------------       -------------      -------------      -------------       -------------       -------------


    4,346,291            195,472          19,442,387            474,226            328,578             854,677           1,887,542
           --            (85,996)                 --                 --            (65,533)           (121,971)                 --
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    4,346,291            109,476          19,442,387            474,226            263,045             732,706           1,887,542
-------------      -------------       -------------      -------------      -------------       -------------       -------------
    2,030,016            399,877           9,342,792            222,212            (99,741)          1,085,048           3,037,913
-------------      -------------       -------------      -------------      -------------       -------------       -------------



   23,392,823          2,137,197          19,691,626          3,421,747            406,993             269,953             741,743
    2,365,369            185,844          11,611,427            249,976          3,161,542           8,952,194          18,541,072

   89,338,679          6,910,324         475,943,738          9,003,055         (1,574,737)          4,003,711          16,110,878
-------------      -------------       -------------      -------------      -------------       -------------       -------------
  115,096,871          9,233,365         507,246,791         12,674,778          1,993,798          13,225,858          35,393,693
-------------      -------------       -------------      -------------      -------------       -------------       -------------

$ 117,126,887      $   9,633,242       $ 516,589,583      $  12,896,990      $   1,894,057       $  14,310,906       $  38,431,606
=============      =============       =============      =============      =============       =============       =============

================================================================================
8                             FINANCIAL STATEMENTS
================================================================================



                                                                                      AGSPC                               AGSPC
STATEMENTS OF OPERATIONS                                          TEMPLETON           ASSET          VANGUARD/         INTERNATIONAL
For the year ended December 31, 1997                          ASSET ALLOCATION     ALLOCATION        WELLINGTON         GOVERNMENT
                                                                     FUND             FUND              FUND            BOND FUND
                                                                 DIVISION 19        DIVISION 5       DIVISION 25        DIVISION 13
                                                                 ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends from mutual funds ...............................      $  6,145,468      $  5,564,660      $  4,059,866      $  6,334,867
                                                                 ------------      ------------      ------------      ------------

EXPENSES:
Mortality and expense risk charge .........................         3,318,569         1,796,304         1,047,948         1,739,103
Reimbursement of expenses (Note C) ........................                --                --                --                --
                                                                 ------------      ------------      ------------      ------------
   Total expenses .........................................         3,318,569         1,796,304         1,047,948         1,739,103
                                                                 ------------      ------------      ------------      ------------
NET INVESTMENT INCOME .....................................         2,826,899         3,768,356         3,011,918         4,595,764
                                                                 ------------      ------------      ------------      ------------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments ...................           982,063         5,941,975           713,048        (3,911,328)
Capital gains distributions from mutual funds .............        11,661,872        10,546,782         7,375,024           136,607
Net unrealized appreciation (depreciation)
   of investments during the year .........................        13,366,704        14,486,554         3,998,391       (11,068,351)
                                                                 ------------      ------------      ------------      ------------
Net realized and unrealized gain (loss) on investments ....        26,010,639        30,975,311        12,086,463       (14,843,072)
                                                                 ------------      ------------      ------------      ------------
INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ..............................      $ 28,837,538      $ 34,743,667      $ 15,098,381      $(10,247,308)
                                                                 ============      ============      ============      ============


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             9
================================================================================


                                                             VANGUARD           VANGUARD
                                            AGSPC          FIXED INCOME       FIXED INCOME
                                         GOVERNMENT       SECURITIES FUND -  SECURITIES FUND -
AGSPC CAPITAL CONSERVATION FUND          SECURITIES        L/T CORPORATE     L/T U.S. TREASURY        AGSPC MONEY MARKET FUND
--------------------------------            FUND             PORTFOLIO          PORTFOLIO        --------------------------------
  DIVISION 1         DIVISION 7          DIVISION 8         DIVISION 22        DIVISION 23         DIVISION 2         DIVISION 6
-------------      -------------       -------------       -------------      -------------      -------------      -------------
$     408,376      $   3,451,243       $   5,076,640       $     621,319      $     708,134      $     235,282      $   6,599,782
-------------      -------------       -------------       -------------      -------------      -------------      -------------


       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
           --                 --                  --                  --                 --                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
       63,768            537,683             846,335             114,664            140,570             46,769          1,306,618
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      344,608          2,913,560           4,230,305             506,655            567,564            188,513          5,293,164
-------------      -------------       -------------       -------------      -------------      -------------      -------------



       23,005           (805,486)           (985,278)             36,716             94,335                 --                 --
           --                 --                  --             156,984                 --                 --                 --

       90,579          1,739,391           3,130,717             643,127          1,066,785                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------
      113,584            933,905           2,145,439             836,827          1,161,120                 --                 --
-------------      -------------       -------------       -------------      -------------      -------------      -------------

$     458,192      $   3,847,465       $   6,375,744       $   1,343,482      $   1,728,684      $     188,513      $   5,293,164
=============      =============       =============       =============      =============      =============      =============

================================================================================
10                          FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                              INTERNATIONAL EQUITIES
                                                                       FUND                           PUTNAM GLOBAL GROWTH FUND
                                                         ---------------------------------       ----------------------------------
                                                                    DIVISION 11                              DIVISION 28
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996*
                                                         -------------       -------------       -------------        -------------
OPERATIONS:
Net investment income (loss) ......................      $   1,546,185       $   1,591,421       $     825,963        $     354,551
Net realized gain on investments ..................          8,844,811          10,405,298             172,968                1,237
Capital gains distributions from mutual funds .....          4,593,062           6,021,502           9,300,593              765,977
Net unrealized appreciation (depreciation)
   of investments during the year .................        (11,693,489)         (6,663,813)         (7,591,166)            (504,554)
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets resulting
       from operations ............................          3,290,569          11,354,408           2,708,358              617,211
                                                         -------------       -------------       -------------        -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................         21,604,936          34,022,917          18,196,466            3,174,282
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............         (8,085,959)         (8,616,063)           (812,004)             (15,952)
Annuity benefit payments ..........................            (10,712)            (13,432)             (1,799)                  --
Amounts transferred interdivision, and (to) from
   VALIC general account ..........................        (56,024,580)        (45,208,742)         21,134,329           13,833,517
                                                         -------------       -------------       -------------        -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......        (42,516,315)        (19,815,320)         38,516,992           16,991,847
                                                         -------------       -------------       -------------        -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...........        (39,225,746)         (8,460,912)         41,225,350           17,609,058

NET ASSETS:
Beginning of year .................................        191,226,528         199,687,440          17,609,058                   --
                                                         -------------       -------------       -------------        -------------
End of year .......................................      $ 152,000,782       $ 191,226,528       $  58,834,408        $  17,609,058
                                                         =============       =============       =============        =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............        156,226,314         172,564,018          16,648,600                   --
Purchase payments .................................         17,325,859          28,526,458          15,748,353            3,377,941
Surrenders ........................................         (6,456,410)         (7,207,422)           (675,628)             (16,466)
Transfers -- interdivision and (to) from VALIC
   general account ................................        (44,379,019)        (37,656,740)         17,827,407           13,287,125
                                                         -------------       -------------       -------------        -------------
Accumulation units end of year ....................        122,716,744         156,226,314          49,548,732           16,648,600
                                                         =============       =============       =============        =============

                                                                    DECEMBER 31:                            DECEMBER 31:
                                                         ---------------------------------       ----------------------------------
                                                              1997                1996                1997                 1996
                                                         -------------       -------------       -------------        -------------
Accumulation unit value ..........................       $    1.237299       $    1.222906       $    1.186775        $    1.057690
                                                         =============       =============       =============        =============

Annuity unit value assuming a 3.5%
discount factor ..................................       $    0.931882       $    0.953246       $    1.127017        $    1.039552
                                                         =============       =============       =============        =============

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                            11
================================================================================

                                                                                                                 AGSPC
                                                                               AGSPC                            SMALL CAP
    TEMPLETON FOREIGN FUND         TEMPLETON INTERNATIONAL FUND       SCIENCE & TECHNOLOGY FUND                INDEX FUND
-----------------------------     ------------------------------    ------------------------------    -----------------------------
         DIVISION 32                      DIVISION 20                        DIVISION 17                       DIVISION 14
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996*             1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$   3,566,211   $     482,633     $   7,044,706    $    (394,601)   $  (8,359,405)   $  (5,521,307)   $     321,469   $     637,395
      180,290             125        24,143,886        3,551,468       27,202,326       20,659,560        7,403,801       4,544,601
   12,359,374         285,587         6,157,699        1,324,253               --       32,117,202       17,477,318      11,216,991

  (16,286,999)      1,121,790        33,826,345       78,888,709      (11,571,856)      15,569,750       13,195,192       7,711,563
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
     (181,124)      1,890,135        71,172,636       83,369,829        7,271,065       62,825,205       38,397,780      24,110,550
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------


   63,929,059       9,386,263       127,443,761      121,376,573      203,196,325      181,422,903       26,031,893      31,004,229

   (2,231,179)       (122,577)      (21,498,080)      (9,699,818)     (27,661,660)     (14,164,178)      (8,101,115)     (7,478,000)
       (1,149)             --            (6,675)          (3,367)         (17,353)         (40,073)          (6,381)           (563)
   79,881,321      28,301,252        22,603,734       84,599,243       15,908,913      105,706,951      (10,731,749)    (15,148,966)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------

  141,578,052      37,564,938       128,542,740      196,272,631      191,426,225      272,925,603        7,192,648       8,376,700
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  141,396,928      39,455,073       199,715,376      279,642,460      198,697,290      335,750,808       45,590,428      32,487,250


   39,455,073              --       530,023,811      250,381,351      710,964,164      375,213,356      184,478,322     151,991,072
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$ 180,852,001   $  39,455,073     $ 729,739,187    $ 530,023,811    $ 909,661,454    $ 710,964,164    $ 230,068,750   $ 184,478,322
=============   =============     =============    =============    =============    =============    =============   =============


   36,671,828              --       378,581,949      219,124,926      315,809,646      187,862,232      103,320,842      98,335,995
   55,441,897      10,156,940        81,609,273       97,229,761       88,179,109       84,389,312       13,258,805      18,844,484
   (1,875,284)       (116,295)      (13,712,830)      (7,187,616)     (11,448,429)      (6,049,987)      (4,191,154)     (4,305,572)
   68,962,666      26,631,183        16,695,958       69,414,878        5,302,633       49,608,089       (6,109,416)     (9,554,065)
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
  159,201,107      36,671,828       463,174,350      378,581,949      397,842,959      315,809,646      106,279,077     103,320,842
=============   =============     =============    =============    =============    =============    =============   =============

         DECEMBER 31:                      DECEMBER 31:                     DECEMBER 31:                        DECEMBER 31:
-----------------------------     ------------------------------    ------------------------------    -----------------------------
     1997            1996              1997             1996             1997             1996             1997            1996
-------------   -------------     -------------    -------------    -------------    -------------    -------------   -------------
$    1.135778   $    1.075896     $    1.575168    $    1.399702    $    2.285739    $    2.250471    $    2.163595   $    1.785442
=============   =============     =============    =============    =============    =============    =============   =============
$    1.078588   $    1.057446     $    1.397849    $    1.285567    $    2.014348    $    2.052612    $    1.780625   $    1.520786
=============   =============     =============    =============    =============    =============    =============   =============

================================================================================
12                            FINANCIAL STATEMENTS
================================================================================


STATEMENTS OF CHANGES IN NET ASSETS

                                                                      DREYFUS SMALL CAP PORTFOLIO     PUTNAM NEW OPPORTUNITIES FUND
                                                                     -----------------------------   ------------------------------
                                                                              DIVISION 18                      DIVISION 26
                                                                     -----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------   -------------   -------------    -------------
OPERATIONS:
Net investment income (loss) ......................................  $  (7,877,254)  $  (5,324,689)  $  (1,052,294)   $     (91,811)
Net realized gain (loss) on investments ...........................     10,514,976       1,994,033         242,887            9,737
Capital gains distributions from mutual funds .....................     47,781,324      19,221,026       3,494,327          333,297
Net unrealized appreciation (depreciation)
   of investments during the year .................................     56,534,602      56,124,110      18,445,868       (1,619,779)
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets resulting from operations ..    106,953,648      72,014,480      21,130,788       (1,368,556)
                                                                     -------------   -------------   -------------    -------------

PRINCIPAL TRANSACTIONS:
Purchase payments .................................................    152,268,343     168,538,535      51,769,269       11,510,093
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees ..............................    (25,995,894)    (13,795,343)     (2,540,805)         (87,148)
Annuity benefit payments ..........................................        (13,079)         (8,413)            (61)              --
Amounts transferred interdivision, and (to) from VALIC general
   account ........................................................    (41,774,769)     74,732,906      44,254,408       40,168,590
                                                                     -------------   -------------   -------------    -------------
     Increase (decrease) in net assets
       resulting from principal transactions ......................     84,484,601     229,467,685      93,482,811       51,591,535
                                                                     -------------   -------------   -------------    -------------
TOTAL INCREASE IN NET ASSETS ......................................    191,438,249     301,482,165     114,613,599       50,222,979

NET ASSETS:
Beginning of year .................................................    658,386,059     356,903,894      50,222,979               --
                                                                     -------------   -------------   -------------    -------------
End of year .......................................................  $ 849,824,308   $ 658,386,059   $ 164,836,578    $  50,222,979
                                                                     =============   =============   =============    =============

CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year ..............................    428,883,250     267,735,219      53,001,699               --
Purchase payments .................................................     92,300,416     117,376,109      49,995,408       13,342,250
Surrenders ........................................................    (15,764,818)     (8,756,141)     (2,517,125)         (87,502)
Transfers -- interdivision and (to) from VALIC general account ....    (25,567,323)     52,528,063      42,915,084       39,746,951
                                                                     -------------   -------------   -------------    -------------
Accumulation units end of year ....................................    479,851,525     428,883,250     143,395,066       53,001,699
                                                                     =============   =============   =============    =============

                                                                              DECEMBER 31:                    DECEMBER 31:
                                                                     ----------------------------   ------------------------------
                                                                         1997            1996            1997             1996*
                                                                     -------------  -------------   -------------    -------------
Accumulation unit value ..........................................   $    1.770622  $    1.534694   $    1.149453    $    0.947573
                                                                     =============  =============   =============    =============
Annuity unit value assuming a 3.5% discount factor ...............   $    1.571300  $    1.409551   $    1.091574    $    0.931324
                                                                     =============  =============   =============    =============


* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             13
================================================================================


     PUTNAM OTC & EMERGING                   AGSPC                             AGSPC                     AMERICAN CENTURY -
         GROWTH FUND                       GROWTH FUND                   MIDCAP INDEX FUND          TWENTIETH CENTURY ULTRA FUND
------------------------------   ------------------------------   ------------------------------   ------------------------------
         DIVISION 27                       DIVISION 15                       DIVISION 4                      DIVISION 31
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997            1996*            1997             1996            1997             1996            1997             1996*
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   (720,013)     $    (87,360)  $ (7,550,418)     $ (2,278,501)  $    535,199      $  1,513,296   $   (633,243)     $    (37,059)
     (47,363)            9,014      6,207,654           130,878     19,471,600        17,436,698        316,651            18,993
          --         2,846,114     15,041,175        11,891,551     39,891,431        33,690,174     24,559,704           884,238

   8,912,297        (4,620,592)   132,575,644        58,161,783    109,426,279        33,029,566    (16,326,801)         (659,907)
------------------------------   ------------------------------   ------------------------------   ------------------------------
   8,144,921        (1,852,824)   146,274,055        67,905,711    169,324,509        85,669,734      7,916,311           206,265
------------------------------   ------------------------------   ------------------------------   ------------------------------

  32,976,492        11,571,920    185,814,571       164,255,730     66,141,090        76,583,041     43,175,072         4,513,492

  (1,887,137)          (77,988)   (24,997,689)      (10,378,550)   (24,993,718)      (21,727,656)    (1,444,132)          (29,941)
      (1,777)               --        (18,116)          (38,688)       (20,499)          (19,036)          (950)               --
  14,456,676        34,125,847       (764,959)      172,227,639    (45,549,090)      (55,201,966)    56,804,430        12,627,842
------------------------------   ------------------------------   ------------------------------   ------------------------------

  45,544,254        45,619,779    160,033,807       326,066,131     (4,422,217)         (365,617)    98,534,420        17,111,393
------------------------------   ------------------------------   ------------------------------   ------------------------------
  53,689,175        43,766,955    306,307,862       393,971,842    164,902,292        85,304,117    106,450,731        17,317,658


  43,766,955                --    635,115,607       241,143,765    565,711,393       480,407,276     17,317,658                --
------------------------------   ------------------------------   ------------------------------   ------------------------------
$ 97,456,130      $ 43,766,955   $941,423,469      $635,115,607   $730,613,685      $565,711,393   $123,768,389      $ 17,317,658
==============================   ==============================   ==============================   ==============================


  48,902,828                --    366,272,509       164,417,848    172,816,978       172,613,690     16,654,076                --
  36,775,163        13,681,504     99,349,760       101,043,809     17,600,471        25,301,831     36,243,458         4,747,541
  (2,370,530)          (82,877)   (12,033,793)       (5,693,969)    (6,688,206)       (7,030,990)    (1,152,164)          (27,374)
  16,477,580        35,304,201       (415,986)      106,504,821    (12,663,586)      (18,067,553)    45,999,912        11,933,909
------------------------------   ------------------------------   ------------------------------   ------------------------------
  99,785,041        48,902,828    453,172,490       366,272,509    171,065,657       172,816,978     97,745,282        16,654,076
==============================   ==============================   ==============================   ==============================

          DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------   ------------------------------
     1997             1996            1997             1996            1997             1996            1997             1996
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.976262      $   0.894978   $   2.076503      $   1.733324   $  4.269122       $   3.272588   $   1.265937      $   1.039845
------------------------------   ------------------------------   ------------------------------   ------------------------------
$   0.927104      $   0.879630   $   1.829953      $   1.580931   $  2.577196       $   2.044683   $   1.202193      $   1.022013
==============================   ==============================   ==============================   ==============================

================================================================================
14                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                               AGSPC
                                                                       FOUNDERS GROWTH FUND            GROWTH & INCOME FUND
                                                                  ------------------------------   ------------------------------
                                                                            DIVISION 30                     DIVISION 16
                                                                  ------------------------------   ------------------------------
                                                                        1997           1996*            1997            1996
                                                                  ------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)...................................   $   (229,837)     $    (28,065)  $ (1,206,116)     $   (402,222)
Net realized gain on investments...............................        270,661                --      3,270,580           483,596
Capital gains distributions from mutual funds..................     21,678,474         2,106,129      2,863,622         3,131,642
Net unrealized appreciation (depreciation)
   of investments during the year..............................     (6,466,051)       (1,697,540)    38,217,716        19,205,904
                                                                  ------------------------------   ------------------------------
     Increase in net assets resulting from operations..........     15,253,247           380,524     43,145,802        22,418,920
                                                                  ------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................     54,770,398         8,595,522     44,825,180        41,180,652
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (1,863,811)          (36,494)    (8,344,519)       (2,962,157)
Annuity benefit payments.......................................            (66)               --         (2,954)           (1,598)
Amounts transferred (to) from VALIC general account............     70,189,987        23,178,924      5,944,261        43,756,812
                                                                  ------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    123,096,508        31,737,952     42,421,968        81,973,709
                                                                  ------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    138,349,755        32,118,476     85,567,770       104,392,629

NET ASSETS:
Beginning of year..............................................     32,118,476                --    171,528,205        67,135,576
                                                                  ------------------------------   ------------------------------
End of year....................................................   $170,468,231      $ 32,118,476   $257,095,975      $171,528,205
                                                                  ==============================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................     31,197,464                --    108,341,635        51,779,089
Purchase payments..............................................     45,575,203         9,274,157     24,988,066        28,095,895
Surrenders.....................................................     (1,491,261)          (32,596)    (4,697,640)       (1,842,881)
Transfers - interdivision and (to) from VALIC general account..     56,885,756        21,955,903      3,802,494        30,309,532
                                                                  ------------------------------   ------------------------------
Accumulation units end of year.................................    132,167,162        31,197,464    132,434,555       108,341,635
                                                                  ==============================   ==============================


                                                                           DECEMBER 31:                      DECEMBER 31:
                                                                  ------------------------------   ------------------------------
                                                                        1997            1996             1997           1996
                                                                  ------------------------------   ------------------------------
Accumulation unit value........................................   $   1.289513      $   1.029522   $   1.940905      $   1.583056
                                                                  ------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor.............   $   1.224581      $   1.011867   $   1.710454      $   1.443874
                                                                  ==============================   ==============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             15
================================================================================


             AGSPC
     SOCIAL AWARENESS FUND                          AGSPC STOCK INDEX FUND
------------------------------   ---------------------------------------------------------------
          DIVISION 12                     DIVISION 10A                     DIVISION 10B
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997            1996             1997           1996
------------------------------   ------------------------------   ------------------------------
$    281,520      $    546,469   $  2,030,016      $  3,186,584   $    399,877      $    462,074
   1,158,707           778,115     23,392,823        12,767,086      2,137,197         2,085,848
   9,560,562        10,715,745      2,365,369         2,739,498        185,844           222,372

  33,369,211         4,483,540     89,338,679        51,675,655      6,910,324         3,182,195
------------------------------   ------------------------------   ------------------------------
  44,370,000        16,523,869    117,126,887        70,368,823      9,633,242         5,952,489
------------------------------   ------------------------------   ------------------------------

  44,746,508        18,543,307      3,670,819         4,265,439        231,218           501,306

  (5,475,293)       (3,798,307)   (24,373,318)      (22,309,652)    (2,331,031)       (2,364,484)
           -                 -     (1,717,390)       (1,401,028)      (285,785)         (250,350)
  55,022,728        13,547,350     (3,572,644)      (13,443,730)    (1,027,537)       (1,406,730)
------------------------------   ------------------------------   ------------------------------

  94,293,943        28,292,350    (25,992,533)      (32,888,971)    (3,413,135)       (3,520,258)
------------------------------   ------------------------------   ------------------------------
 138,663,943        44,816,219     91,134,354        37,479,852      6,220,107         2,432,231


 104,916,029        60,099,810    378,649,029       341,169,177     30,725,924        28,293,693
------------------------------   ------------------------------   ------------------------------
$243,579,972      $104,916,029   $469,783,383      $378,649,029   $ 36,946,031      $ 30,725,924
==============================   ==============================   ==============================


  46,574,016        32,750,120     27,379,389        29,995,363      1,380,401         1,560,525
  16,505,152         9,143,695        226,321           323,038          9,647            26,729
  (1,970,414)       (1,827,332)    (1,529,579)       (1,822,126)       (92,576)         (123,291)
  20,468,350         6,507,533       (240,198)       (1,116,886)       (40,498)          (83,562)
------------------------------   ------------------------------   ------------------------------
  81,577,104        46,574,016     25,835,933        27,379,389      1,256,974         1,380,401
==============================   ==============================   ==============================

         DECEMBER 31:                     DECEMBER 31:                     DECEMBER 31:
------------------------------   ------------------------------   ------------------------------
     1997            1996             1997             1996            1997           1996
------------------------------   ------------------------------   ------------------------------
$   2.985333      $   2.252673   $  17.679054      $  13.413891   $   27.956641   $  21.070956
------------------------------   ------------------------------   ------------------------------
$   2.248428      $   1.755941   $   4.932202      $   3.873132   $    6.632506   $   5.173716
==============================   ==============================   ==============================

================================================================================
16                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      AGSPC Stock Index Fund
                                                                ------------------------------------------------------------------
                                                                         DIVISION 10C                        DIVISION 10D
                                                                ---------------------------------   ------------------------------
                                                                      1997             1996              1997            1996
                                                                ---------------------------------   ------------------------------
OPERATIONS:
Net investment income (loss)................................... $    9,342,792     $   11,741,408   $    222,212      $    363,909
Net realized gain on investments...............................     19,691,626         10,129,542      3,421,747         2,391,364
Capital gains distributions from mutual funds..................     11,611,427         11,061,404        249,976           307,213
Net unrealized appreciation (depreciation)
   of investments during the year..............................    475,943,738        222,475,966      9,003,055         4,964,983
                                                                ---------------------------------   ------------------------------
     Increase in net assets resulting from operations..........    516,589,583        255,408,320     12,896,990         8,027,469
                                                                ---------------------------------   ------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    264,734,800        210,185,191        789,193         1,004,698
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................    (73,944,144)       (49,624,470)    (2,598,402)       (2,219,367)
Annuity benefit payments.......................................       (120,896)           (61,625)       (13,201)          (10,433)
Amounts transferred (to) from VALIC general account............     72,721,787         47,055,243     (3,872,680)       (5,536,446)
                                                                ---------------------------------   ------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................    263,391,547        207,554,339     (5,695,090)       (6,761,548)
                                                                ---------------------------------   ------------------------------
TOTAL INCREASE IN NET ASSETS...................................    779,981,130        462,962,659      7,201,900         1,265,921

NET ASSETS:
Beginning of year..............................................  1,530,346,370      1,067,383,711     42,471,127        41,205,206
                                                                ---------------------------------   ------------------------------
End of year.................................................... $2,310,327,500     $1,530,346,370   $ 49,673,027      $ 42,471,127
                                                                =================================   ==============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    536,806,965        455,255,243      8,381,704         9,885,873
Purchase payments..............................................     77,757,636         80,768,570        132,628           231,458
Surrenders.....................................................    (20,920,257)       (18,096,464)      (430,026)         (486,940)
Transfers - interdivision and (to) from VALIC general account..     21,408,780         18,879,616       (645,769)       (1,248,687)
                                                                ---------------------------------   ------------------------------
Accumulation units end of year.................................    615,053,124        536,806,965      7,438,537         8,381,704
                                                                =================================   ==============================

                                                                           DECEMBER 31:                       DECEMBER 31:
                                                                ---------------------------------   ------------------------------
                                                                      1997              1996              1997            1996
                                                                ---------------------------------   ------------------------------
Accumulation unit value........................................ $     3.753436     $     2.848437   $   6.652806      $   5.049088
                                                                ---------------------------------   ------------------------------
Annuity unit value assuming a 3.5% discount factor............. $     2.655080     $     2.085358   $   3.860513      $   3.032347
                                                                =================================   ==============================

*For the period from July 1, 1996 to December 31, 1996.



SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             17
================================================================================

       NEUBERGER&BERMAN                SCUDDER GROWTH AND
        GUARDIAN TRUST                    INCOME FUND                     VANGUARD/WINDSOR II
------------------------------   --------------------------------   --------------------------------
         DIVISION 29                      DIVISION 21                         DIVISION 24
------------------------------   --------------------------------   --------------------------------
     1997            1996*            1997            1996*              1997            1996*
------------------------------   --------------------------------   --------------------------------
$    (99,741)     $     15,594   $   1,085,048      $     120,254   $   3,037,913      $     488,057
     406,993            10,864         269,953             22,419         741,743             11,774
   3,161,542           128,127       8,952,194            607,596      18,541,072          1,554,790

  (1,574,737)          348,451       4,003,711             84,718      16,110,878           (217,368)
------------------------------   --------------------------------   --------------------------------
   1,894,057           503,036      14,310,906            834,987      38,431,606          1,837,253
------------------------------   --------------------------------   --------------------------------

  14,861,097         2,108,685      37,754,331          4,643,308      82,698,118         10,178,409

    (661,852)          (21,439)     (1,502,937)           (23,004)     (3,075,223)          (103,527)
          --                --          (2,106)                --          (1,497)                --
  21,010,215         6,613,024      66,400,722         12,968,194     115,544,417         29,887,643
------------------------------   --------------------------------   --------------------------------

  35,209,460         8,700,270     102,650,010         17,588,498     195,165,815         39,962,525
------------------------------   --------------------------------   --------------------------------
  37,103,517         9,203,306     116,960,916         18,423,485     233,597,421         41,799,778


   9,203,306                --      18,423,485                 --      41,799,778                 --
------------------------------   --------------------------------   --------------------------------
$ 46,306,823      $  9,203,306   $ 135,384,401      $  18,423,485   $ 275,397,199      $  41,799,778
==============================   ================================   ================================


   8,211,592                --      16,524,046                 --      37,292,761                 --
  11,711,541         2,109,025      28,874,922          4,726,075      63,199,633         10,359,662
    (501,980)          (19,267)     (1,088,301)           (21,254)     (2,242,658)           (91,924)
  15,985,510         6,121,834      49,915,317         11,819,225      89,680,132         27,025,023
------------------------------   --------------------------------   --------------------------------
  35,406,663         8,211,592      94,225,984         16,524,046     187,929,868         37,292,761
==============================   ================================   ================================

         DECEMBER 31:                      DECEMBER 31:                       DECEMBER 31:
------------------------------   --------------------------------   --------------------------------
     1997             1996             1997            1996               1997            1996
------------------------------   --------------------------------   --------------------------------
$   1.307438      $   1.120770   $    1.436011      $    1.114950   $    1.464949     $     1.120855
------------------------------   --------------------------------   --------------------------------
$   1.241604      $   1.101550   $    1.363703      $    1.095830   $    1.391183     $     1.101634
==============================   ================================   ================================

        TEMPLETON ASSET
        ALLOCATION FUND
--------------------------------
         DIVISION 19
--------------------------------
     1997            1996
--------------------------------
$   2,826,899      $   1,458,222
      982,063            430,651
   11,661,872          2,566,073

   13,366,704         19,843,521
--------------------------------
   28,837,538         24,298,467
--------------------------------


   61,278,823         46,026,342

   (9,457,167)        (3,839,217)
      (19,742)           (39,584)
   41,633,946         33,529,527
--------------------------------

   93,435,860         75,677,068
--------------------------------
  122,273,398         99,975,535


  194,600,887         94,625,352
--------------------------------
$ 316,874,285      $ 194,600,887
================================


  137,384,670         78,494,505
   38,574,901         35,369,271
   (5,822,716)        (2,676,756)
   26,014,091         26,197,650
--------------------------------
  196,150,946        137,384,670
================================

          DECEMBER 31:
--------------------------------
     1997            1996
--------------------------------
$    1.613943   $   1.414844
--------------------------------
$    1.432259   $   1.299474
================================

================================================================================
18                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                       AGSPC
                                                                  ASSET ALLOCATION
                                                                        FUND                         VANGUARD/WELLINGTON FUND
                                                          --------------------------------       --------------------------------
                                                                     DIVISION 5                             DIVISION 25
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996*
                                                          --------------------------------       --------------------------------
OPERATIONS:
Net investment income.................................... $   3,768,356      $   4,134,407       $   3,011,918      $     326,600
Net realized gain (loss) on investments..................     5,941,975          7,668,485             713,048                 --
Capital gains distributions from mutual funds............    10,546,782         18,741,770           7,375,024            818,129
Net unrealized appreciation (depreciation)
   of investments during the year........................    14,486,554        (13,565,417)          3,998,391           (444,072)
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets resulting
        from operations..................................    34,743,667         16,979,245          15,098,381            700,657
                                                          --------------------------------       --------------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments........................................    11,497,764         15,126,160          51,882,204          7,042,246
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees.....................   (10,611,952)       (11,037,733)         (2,456,686)           (12,075)
Annuity benefit payments.................................        (8,301)            (7,329)                (68)                --
Amounts transferred (to) from VALIC general account......   (24,272,661)       (30,784,573)         66,331,198         17,458,690
                                                          --------------------------------       --------------------------------
     Increase (decrease) in net assets
       resulting from principal transactions.............   (23,395,150)       (26,703,475)        115,756,648         24,488,861
                                                          --------------------------------       --------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................    11,348,517         (9,724,230)        130,855,029         25,189,518

NET ASSETS:
Beginning of year........................................   173,229,475        182,953,705          25,189,518                 --
                                                          --------------------------------       --------------------------------
End of year.............................................. $ 184,577,992      $ 173,229,475       $ 156,044,547      $  25,189,518
                                                          ================================       ================================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year.....................    65,292,617         75,851,431          22,866,634                 --
Purchase payments........................................     3,898,053          6,003,535          42,072,769          7,335,077
Surrenders...............................................    (3,591,047)        (4,376,494)         (1,913,812)           (12,748)
Transfers - interdivision and (to) from VALIC
   general account.......................................    (8,292,272)       (12,185,855)         53,404,190         15,544,305
                                                          --------------------------------       --------------------------------
Accumulation units end of year...........................    57,307,351         65,292,617         116,429,781         22,866,634
                                                          ================================       ================================

                                                                     DECEMBER 31:                          DECEMBER 31:
                                                          --------------------------------       --------------------------------
                                                                 1997            1996                   1997            1996
                                                          --------------------------------       --------------------------------
Accumulation unit value.................................. $    3.219282      $    2.651899       $    1.340109      $    1.101584
                                                          --------------------------------       --------------------------------
Annuity unit value assuming a 3.5% discount factor....... $    1.971210      $    1.680570       $    1.272630      $    1.082693
                                                          ================================       ================================



* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             19
================================================================================


            AGSPC                                                                                             AGSPC
   INTERNATIONAL GOVERNMENT                                     AGSPC                                 GOVERNMENT SECURITIES
          BOND FUND                                   CAPITAL CONSERVATION FUND                               FUND
--------------------------------   -------------------------------------------------------------  ------------------------------
          DIVISION 13                        DIVISION 1                     DIVISION 7                      DIVISION 8
--------------------------------   ----------------------------   ------------------------------  ------------------------------
     1997               1996            1997            1996           1997            1996            1997            1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$   4,595,764      $   6,561,676   $   344,608      $   385,044   $  2,913,560      $  3,053,956  $  4,230,305      $  4,076,937
   (3,911,328)         1,815,703        23,005           60,355       (805,486)         (425,696)     (985,278)         (378,294)
      136,607            295,588            --               --             --                --            --                --

  (11,068,351)        (2,362,017)       90,579         (428,426)     1,739,391        (2,170,354)    3,130,717        (2,658,037)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (10,247,308)         6,310,950       458,192           16,973      3,847,465           457,906     6,375,744         1,040,606
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   40,582,861         48,300,297       366,816          280,092      7,324,860        10,990,401    12,424,460        18,451,360

   (6,757,210)        (4,925,561)     (389,473)        (624,478)    (3,026,469)       (2,515,394)   (3,958,609)       (3,354,710)
         (274)               (33)         (526)            (512)            --                --            --                --
  (35,550,483)        16,174,338      (509,353)        (953,654)    (8,016,607)       (7,231,500)  (12,246,246)       (2,269,092)
--------------------------------   ----------------------------   ------------------------------  ------------------------------

   (1,725,106)        59,549,041      (532,536)      (1,298,552)    (3,718,216)        1,243,507    (3,780,395)       12,827,558
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  (11,972,414)        65,859,991       (74,344)      (1,281,579)       129,249         1,701,413     2,595,349        13,868,164


  178,172,171        112,312,180     6,501,870        7,783,449     55,289,479        53,588,066    85,571,939        71,703,775
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$ 166,199,757      $ 178,172,171   $ 6,427,526      $ 6,501,870   $ 55,418,728      $ 55,289,479  $ 88,167,288      $ 85,571,939
================================   ============================   ==============================  ==============================


  112,601,593         73,369,250     1,991,536        2,402,085     30,286,494        29,573,808    47,130,169        39,847,053
   27,009,353         31,815,367       109,285           87,169      3,840,755         6,098,740     6,646,726        10,391,393
   (4,696,042)        (3,112,236)     (116,952)        (196,821)    (1,555,673)       (1,343,357)   (2,143,349)       (1,871,516)
  (23,434,313)        10,529,212      (151,908)        (300,897)    (4,328,978)       (4,042,697)   (6,598,652)       (1,236,761)
--------------------------------   ----------------------------   ------------------------------  ------------------------------
  111,480,591        112,601,593     1,831,961        1,991,536     28,242,598        30,286,494    45,034,894        47,130,169
================================   ============================   ==============================  ==============================

           DECEMBER 31:                    DECEMBER 31:                     DECEMBER 31:                   DECEMBER 31:
--------------------------------   ----------------------------   ------------------------------  ------------------------------
      1997             1996             1997            1996           1997            1996             1997           1996
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.490645      $    1.582230   $ 3.505970       $  3.262402   $  1.962239       $   1.825549  $   1.957755      $  1.815651
--------------------------------   ----------------------------   ------------------------------  ------------------------------
$    1.203136      $    1.321708   $ 1.863379       $  1.794552   $  1.303657       $   1.255251  $   1.300676      $  1.248443
================================   ============================   ==============================  ==============================

================================================================================
20                            FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    VANGUARD FIXED INCOME          VANGUARD FIXED INCOME
                                                                    SECURITIES FUND - L/T          SECURITIES FUND - L/T
                                                                     CORPORATE PORTFOLIO          U.S. TREASURY PORTFOLIO
                                                                ------------------------------  ----------------------------
                                                                         DIVISION 22                     DIVISION 23
                                                                ------------------------------  ----------------------------
                                                                     1997            1996*           1997            1996*
                                                                ------------------------------  ----------------------------
OPERATIONS:
Net investment income.......................................... $    506,655      $     36,167  $     567,564   $     46,282
Net realized gain on investments...............................       36,716             2,260         94,335          2,349
Capital gains distributions from mutual funds..................      156,984            31,298             --             --
Net unrealized appreciation (depreciation)
   of investments during the year..............................      643,127           (11,407)     1,066,785         33,654
                                                                ------------------------------  ----------------------------
     Increase in net assets resulting from operations..........    1,343,482            58,318      1,728,684         82,285
                                                                ------------------------------  ----------------------------
PRINCIPAL TRANSACTIONS:
Purchase payments..............................................    6,013,744         1,030,635      6,985,216      1,117,289
Surrenders of accumulation units by terminations,
   withdrawals, and maintenance fees...........................     (167,812)           (3,212)      (265,787)        (9,447)
Annuity benefit payments.......................................           --                --           (176)            --
Amounts transferred (to) from VALIC general account............    9,719,778         2,445,116     10,813,576      3,186,574
                                                                ------------------------------  ----------------------------
     Increase (decrease) in net assets
       resulting from principal transactions...................   15,565,710         3,472,539     17,532,829      4,294,416
                                                                ------------------------------  ----------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS........................   16,909,192         3,530,857     19,261,513      4,376,701

NET ASSETS:
Beginning of year..............................................    3,530,857                --      4,376,701             --
                                                                ------------------------------  ----------------------------
End of year.................................................... $ 20,440,049      $  3,530,857  $  23,638,214   $  4,376,701
                                                                ==============================  ============================
CHANGE IN UNITS OUTSTANDING:
Accumulation units beginning of year...........................    3,370,441                --      4,174,369             --
Purchase payments..............................................    5,633,849         1,099,573      6,619,458      1,138,211
Surrenders.....................................................     (151,626)           (3,347)      (227,789)        (9,203)
Transfers - interdivision and (to) from VALIC general account..    8,518,743         2,274,215      9,475,882      3,045,361
                                                                ------------------------------  ----------------------------
Accumulation units end of year.................................   17,371,407         3,370,441     20,041,920      4,174,369
                                                                ==============================  ============================

                                                                          DECEMBER 31:                   DECEMBER 31:
                                                                ------------------------------  ----------------------------
                                                                       1997          1996            1997           1996
                                                                ------------------------------  ----------------------------
Accumulation unit value........................................ $    1.176649   $   1.047595    $    1.178938   $   1.048470
                                                                ------------------------------  ----------------------------
Annuity unit value assuming a 3.5% discount factor............. $    1.117400   $   1.029630    $    1.119575   $   1.030490
                                                                ==============================  ============================

* For the period from July 1, 1996 to December 31, 1996.


SEE NOTES TO FINANCIAL STATEMENTS.

================================================================================
                               SEPARATE ACCOUNT A                             21
================================================================================


                            AGSPC
                      MONEY MARKET FUND
------------------------------------------------------------
         DIVISION 2                      DIVISION 6
----------------------------    ----------------------------
     1997            1996            1997           1996
----------------------------    ----------------------------
$   188,513      $   216,537    $   5,293,164   $  3,525,805
         --               --               --             --
         --               --               --             --

         --               --               --             --
----------------------------    ----------------------------
    188,513          216,537        5,293,164      3,525,805
----------------------------    ----------------------------

    123,738          163,293       58,442,609     40,448,483

   (277,223)        (465,203)     (16,317,039)   (13,617,200)
         --               --           (1,592)        (1,584)
   (334,772)      (1,426,148)     (27,271,186)    10,145,727
----------------------------    ----------------------------

   (488,257)      (1,728,058)      14,852,792     36,975,426
----------------------------    ----------------------------
   (299,744)      (1,511,521)      20,145,956     40,501,231


  4,879,501        6,391,022      120,758,626     80,257,395
----------------------------    ----------------------------
$ 4,579,757      $ 4,879,501    $ 140,904,582   $120,758,626
============================    ============================


  2,142,534        2,917,361       75,124,095     51,907,757
     53,405           73,255       35,256,772     25,572,924
   (119,264)        (208,252)     (10,205,685)    (8,565,366)
   (145,236)        (639,830)     (15,992,661)     6,208,780
----------------------------    ----------------------------
  1,931,439        2,142,534       84,182,521     75,124,095
============================    ============================

        DECEMBER 31:                     DECEMBER 31:
----------------------------    ----------------------------
    1997            1996            1997            1996
----------------------------    ----------------------------
$  2.371163      $  2.277444    $    1.673590   $   1.607212
----------------------------    ----------------------------
$  1.407542      $  1.399179    $    1.099730   $   1.093041
============================    ============================

================================================================================
22                        NOTES TO FINANCIAL STATEMENTS
================================================================================

NOTE A -- ORGANIZATION

     Separate Account A (the "Separate Account"), established by The Variable Annuity Life Insurance Company ("VALIC") on April 18, 1979, is registered under the Investment Company Act of 1940 as a unit investment trust. The Separate Account is comprised of thirty-three subaccounts or "divisions." Each division, which represents a variable investment vehicle available only through a VALIC annuity contract, invests in one of the following mutual funds:

     American General Series Portfolio Company ("AGSPC"):
      AGSPC Stock Index Fund (Divisions 10A, B, C, and D) AGSPC MidCap Index Fund (Division 4)
      AGSPC Small Cap Index Fund (Division 14)
      AGSPC International Equities Fund (Division 11)
      AGSPC Growth Fund (Division 15)
      AGSPC Growth & Income Fund (Division 16)
      AGSPC Science & Technology Fund (Division 17)
      AGSPC Social Awareness Fund (Division 12)
      AGSPC Asset Allocation Fund (formerly Timed
       Opportunity Fund) (Division 5)
      AGSPC Capital Conservation Fund (Divisions 1 and 7) AGSPC Government Securities Fund (Division 8)
      AGSPC International Government Bond Fund (Division 13) AGSPC Money Market Fund (Divisions 2 and 6)

     Dreyfus Variable Investment Fund -
      Dreyfus Small Cap Portfolio (Division 18)

     Founders Growth Fund (Division 30)

     Neuberger&Berman Guardian Trust (Division 29)

     Putnam Global Growth Fund (Division 28)
     Putnam New Opportunities Fund (Division 26)
     Putnam OTC & Emerging Growth Fund (Division 27)

     Scudder Growth and Income Fund (Division 21)

     Templeton Foreign Fund (Division 32)
     Templeton Variable Products Series Fund:
      Templeton Asset Allocation Fund (Division 19)
      Templeton International Fund (Division 20)

     American Century - Twentieth Century
      Ultra Fund (Division 31)

     Vanguard Fixed Income Securities Fund:
      Long-Term Corporate Portfolio (Division 22)
      Long-Term U.S. Treasury Portfolio (Division 23)
     Vanguard/Wellington Fund (Division 25)
     Vanguard/Windsor II (Division 24)

Divisions 21 through 32 commenced operations on July 1, 1996.

NOTE B -- SUMMARY OF SIGNIFICANT
          ACCOUNTING POLICIES

     The assets of the Separate Account are segregated from VALIC's other assets. The operations of the Separate Account are part of VALIC. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

     INVESTMENT VALUATION. Investments in mutual funds (the "Funds") are valued at the net asset (market) value per share at the close of each business day as reported by the Fund.

     INVESTMENT TRANSACTIONS. Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the basis of identified cost. Capital gain distributions from mutual funds are recorded on the ex-dividend date and reinvested upon receipt.

     INVESTMENT INCOME. Dividend income from mutual funds is recorded on the ex-dividend date and reinvested upon receipt.

     ANNUITY RESERVES. Net payments made by variable annuity contract owners are accumulated based on the performance of the investments of the Separate Account until the date the contract owners select to commence annuity payments. Reserves for annuities on which benefits are currently payable are provided for based upon estimated mortality and other assumptions, including provisions for the risk of adverse deviation from assumptions, which were appropriate at the time the contracts were issued. The 1983(a) Individual Mortality Table has been used in the computation of annuity reserves for currently payable contracts. Participants are able to elect assumed investment rates between 3.0% and 6.0%, as regulated by the applicable state laws.

================================================================================
                               SEPARATE ACCOUNT A                             23
================================================================================

NOTE C -- TRANSACTIONS WITH AFFILIATES

   VALIC serves as investment adviser, transfer agent, and accounting services agent to AGSPC.

   The Separate Account is charged for mortality and expense risks assumed by VALIC. The charge, based on the daily net assets of each division, is assessed daily based on the following annual rates: for Division 10B, 0.85% on the first $10,000,000, 0.425% on the next $90,000,000, and 0.21% on the excess over
$100,000,000; for Divisions 1, 2, 4, 5, 6, 7, 8, 10A, 10C, 10D, 11, 12, 13, 14,
15, 16, and 17, 1.00%; and for Divisions 18 through 32, 1.25%. Certain unaffiliated mutual funds reimburse to VALIC a portion of the distribution or administrative costs associated with offering their funds through a VALIC annuity contract. VALIC, in turn reduces the separate account charge to that division by the amount of the reimbursement. The expense reduction is credited daily based on the following annual rates: for Divisions 21, 26 through 30 and Division 32, 0.25%; for Division 31, 0.20% (effective December 8, 1997 the expense reduction for Division 31 became 0.20% on the first $75,000,000, and 0.25% on the excess over $75,000,000); for Division 18, 0.15% (commencing
July 1, 1997).

   Pursuant to the reorganization agreement entered into on April 17, 1987, which transferred VALIC Separate Accounts One and Two into Separate Account A Divisions 10A and 10B, respectively, expenses of each division (as defined to include underlying mutual fund expenses) are limited to the following rates based on average daily net assets: Division 10A, 1.4157% on the first $359,065,787, 1.36% on the next $40,934,213, and 1.32% on the excess over
$400,000,000; Division 10B, 0.6966% on the first $25,434,267, 0.5% on the next
$74,565,733, and 0.25% on the excess over $100,000,000. Accordingly, during the years ended December 31, 1997 and December 31, 1996, VALIC reduced expenses of Division 10B by $85,996 and $73,695, respectively.

   A portion of the annual contract maintenance charge is assessed each contract (except those relating to Divisions 10A and 10B) by VALIC on the last day of the calendar quarter in which VALIC receives the first purchase payment, and in quarterly installments thereafter during the accumulation period. Maintenance charges assessed totaled $4,510,903 and $3,625,368 for the years ended December 31, 1997, and December 31, 1996, respectively.

   VALIC received surrender charges of $2,769,370 and $1,998,356 for the years ended December 31, 1997 and December 31, 1996, respectively. In addition, VALIC received $63,727 and $7,426 for the year ended December 31, 1997, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively. VALIC received $76,330 and $11,846 for the year ended December 31, 1996, in sales load on variable annuity purchase payments for Divisions 10A and 10B, respectively.

NOTE D -- INVESTMENTS

     The cost of fund shares is the same for financial reporting and federal income tax purposes. The following is a summary of fund shares owned as of December 31, 1997:

                                                                                                                       UNREALIZED
                                                                     MARKET                                           APPRECIATION
UNDERLYING FUND                            DIVISION      SHARES       PRICE        MARKET              COST          (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------------
AGSPC International Equities Fund........     11        14,442,247   $ 10.56   $   152,510,209   $   159,616,851        (7,106,642)
Putnam Global Growth Fund................     28         5,907,316      9.96        58,836,553        66,932,273        (8,095,720)
Templeton Foreign Fund...................     32        18,158,539      9.95       180,677,558       195,842,767       (15,165,209)
Templeton International Fund.............     20        36,240,937     20.18       731,342,182       597,457,072       133,885,110
AGSPC Science & Technology Fund..........     17        45,443,952     20.05       911,151,116       863,149,718        48,001,398
AGSPC Small Cap Index Fund...............     14        13,430,059     17.18       230,728,350       186,936,772        43,791,578
Dreyfus Small Cap Portfolio..............     18        14,882,781     57.14       850,402,328       690,666,534       159,735,794
Putnam New Opportunities Fund............     26         3,383,421     48.65       164,603,317       147,777,228        16,826,089
Putnam OTC & Emerging Growth Fund........     27         6,050,956     16.11        97,480,884        93,189,180         4,291,704
AGSPC Growth Fund........................     15        46,551,005     20.22       941,261,746       711,090,283       230,171,463
AGSPC MidCap Index Fund..................      4        31,073,774     23.51       730,544,269       505,009,548       225,534,721
American Century - Twentieth Century
   Ultra Fund............................     31         4,523,746     27.30       123,498,148       140,484,856       (16,986,708)
Founders Growth Fund.....................     30         9,845,834     17.28       170,135,993       178,299,584        (8,163,591)
AGSPC Growth & Income Fund...............     16        13,572,839     18.93       256,933,935       190,630,650        66,303,285
AGSPC Social Awareness Fund..............     12        12,327,131     19.75       243,460,767       197,838,989        45,621,778
AGSPC Stock Index Fund...................  10A,B,C,D    96,544,410     29.70     2,867,368,593     1,632,114,793     1,235,253,800
Neuberger&Berman Guardian Trust..........     29         2,673,859     17.30        46,258,362        47,484,648        (1,226,286)
Scudder Growth and Income Fund...........     21         4,944,060     27.33       135,121,244       131,032,815         4,088,429
Vanguard/Windsor II......................     24         9,612,687     28.62       275,114,738       259,221,228        15,893,510
Templeton Asset Allocation Fund..........     19        14,174,679     22.35       316,804,111       272,387,404        44,416,707
AGSPC Asset Allocation Fund..............      5        14,166,349     13.02       184,445,969       161,483,128        22,962,841
Vanguard/Wellington Fund.................     25         5,288,776     29.45       155,754,286       152,199,967         3,554,319
AGSPC Intl Government Bond Fund..........     13        14,931,704     11.13       166,189,923       177,006,856       (10,816,933)
AGSPC Capital Conservation Fund..........    1 & 7       6,430,166      9.61        61,793,877        60,854,930           938,947
AGSPC Government Securities Fund.........      8         8,785,778     10.04        88,209,203        86,589,002         1,620,201
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio.........     22         2,205,013      9.26        20,418,430        19,786,709           631,721
   Long-Term U.S. Treasury Portfolio ....     23         2,249,389     10.64        23,933,498        22,833,059         1,100,439
AGSPC Money Market Fund..................    2 & 6     139,186,616      1.00       139,186,616       139,186,616                 -

                                                                                10,324,166,205     8,087,103,460     2,237,062,745

================================================================================
24                  NOTES TO FINANCIAL STATEMENTS - continued
================================================================================

NOTE E -- FEDERAL INCOME TAXES

    VALIC is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. Under current federal income tax law the investment income and capital gains from sale of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

NOTE F -- SECURITY PURCHASES AND SALES

    For the year ended December 31, 1997, the aggregate cost of purchases and proceeds from sales of investments were:

                                                                         PURCHASES            SALES
                                                                      ---------------------------------
AGSPC International Equities Fund Division 11 ................        $   86,790,464     $  122,541,754
Putnam Global Growth Fund Division 28 ........................            50,459,460          1,699,287
Templeton Foreign Fund Division 32 ...........................           160,310,836          2,593,318
Templeton International Fund Division 20 .....................           218,671,212         74,944,745
AGSPC Science & Technology Fund Division 17 ..................           258,533,591         72,590,864
AGSPC Small Cap Index Fund Division 14 .......................            52,449,672         26,841,519
Dreyfus Small Cap Portfolio Division 18 ......................           157,428,080         31,479,333
Putnam New Opportunities Fund Division 26 ....................            98,274,415          2,172,704
Putnam OTC & Emerging Growth Fund Division 27 ................            49,539,022          4,465,936
AGSPC Growth Fund Division 15 ................................           181,937,002         13,277,956
AGSPC MidCap Index Fund Division 4 ...........................            85,646,062         49,680,500
American Century - Twentieth Century Ultra Fund Division 31 ..           123,895,156          1,646,296
Founders Growth Fund Division 30 .............................           146,266,635          1,807,870
AGSPC Growth & Income Fund Division 16 .......................            51,440,343          7,278,659
AGSPC Social Awareness Fund Division 12 ......................           107,158,295          2,998,054
AGSPC Stock Index Fund:
   Division 10A ..............................................            21,747,453         42,886,487
   Division 10B ..............................................             1,302,470          4,114,905
   Division 10C ..............................................           322,262,616         37,384,769
   Division 10D ..............................................             2,169,786          7,370,870
Neuberger&Berman Guardian Trust Division 29 ..................            40,109,321          1,827,836
Scudder Growth and Income Fund Division 21 ...................           113,908,912          1,386,588
Vanguard/Windsor II Division 24 ..............................           219,813,022          2,987,200
Templeton Asset Allocation Fund Division 19 ..................           112,031,546          3,848,099
AGSPC Asset Allocation Fund Division 5 .......................            19,398,830         28,526,541
Vanguard/Wellington Fund Division 25 .........................           132,887,405          6,870,260
AGSPC International Government Bond Fund Division 13 .........            54,824,769         51,676,974
AGSPC Capital Conservation Fund:
   Division 1 ................................................               696,514            886,751
   Division 7 ................................................            10,599,204         11,407,082
AGSPC Government Securities Fund Division 8 ..................            14,228,467         13,735,066
Vanguard Fixed Income Securities Fund:
   Long-Term Corporate Portfolio Division 22 .................            17,995,829          1,785,593
   Long-Term U.S. Treasury Portfolio Division 23 .............            20,859,345          2,676,268
AGSPC Money Market Fund:
   Division 2 ................................................             2,451,062          2,794,492
   Division 6 ................................................           315,474,364        301,193,083
                                                                      ---------------------------------
      Total ..................................................        $3,251,561,160     $  939,377,659
                                                                      =================================


NOTE G -- YEAR 2000 (UNAUDITED)

    VALIC is in the process of modifying its information technology to be ready for the year 2000. VALIC expects the project to be substantially complete by late 1998. All costs associated with required modifications will be paid for by VALIC.

================================================================================
                         REPORT OF INDEPENDENT AUDITORS                       25
================================================================================

TO THE BOARD OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF THE VARIABLE ANNUITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT A

We have audited the accompanying statements of net assets of The Variable Annuity Life Insurance Company Separate Account A ("Separate Account A") and each of the divisions (1, 2, 4, 5, 6, 7, 8, 10A, 10B, 10C, 10D, and 11 through 32, inclusive) comprising Separate Account A as of December 31, 1997. We have also audited the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended of Separate Account A and each of its divisions except for divisions 21 through 32, inclusive, for which we have audited the statements of changes in net assets for the year ended December 31, 1997 and period from July 1, 1996 (inception) to December 31, 1996. These financial statements are the responsibility of Separate Account A's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A and each of the divisions comprising Separate Account A at December 31, 1997, and the results of their operations and changes in their net assets for each of the periods identified above, in conformity with generally accepted accounting principles.



                                             ERNST & YOUNG LLP


Houston, Texas
February 6, 1998